Segmented Reporting - Product Revenue by Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue (Note 11)	$ 626,169	$ 816,159	$ 394,224
Concordia North America
Disclosure of products and services [line items]
Revenue (Note 11)	160,769	258,645	278,503
Concordia North America | Branded
Disclosure of products and services [line items]
Revenue (Note 11)	129,860	194,475	240,330
Concordia North America | Authorized Generics and other
Disclosure of products and services [line items]
Revenue (Note 11)	30,909	64,170	38,173
Concordia International
Disclosure of products and services [line items]
Revenue (Note 11)	465,400	557,514	115,721
Concordia International | Branded
Disclosure of products and services [line items]
Revenue (Note 11)	201,496	192,995	43,241
Concordia International | Authorized Generics and other
Disclosure of products and services [line items]
Revenue (Note 11)	$ 263,904	$ 364,519	$ 72,480